                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AMERICAN FRANCHISE FUND

                      SUPPLEMENT DATED MAY 2, 2007 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 29, 2006
                                    AND THE
               CLASS I SHARES PROSPECTUS DATED DECEMBER 29, 2006

The Prospectus is hereby supplemented as follows:

     The first, second and third paragraphs of the sub-section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted and replaced with the following:

     The Fund is managed by members of the American Franchise team. The American Franchise team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Hassan Elmasry, a Managing Director of the Subadviser, Paras Dodhia and Michael Allison, each an Executive Director of the Subadviser and Jayson Vowles, a Vice President of the Subadviser.

     Mr. Elmasry has been associated with the Subadviser or its affiliates in an investment management capacity since March 1995 and joined the team managing the Fund in April 2002. Mr. Dodhia has been associated with the Subadviser in an investment management capacity since and joined the team that manages the Fund in July 2002. Prior to July 2002, Mr. Dodhia was an equity analyst at JPMorgan. Mr. Allison has been associated with the Subadviser in an investment management capacity since April 2000 and joined the team managing the Fund in February 2005. Mr. Vowles has been associated with the Subadviser in an investment management capacity and joined the team that manages the Fund in August 2005. Prior to August 2003, he was an associate at Goldman Sachs.

     Mr. Elmasry is the lead manager of the Fund. All current members are responsible for the day-to-day management of the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    AMFRSPT 5/07
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                      SUPPLEMENT DATED MAY 2, 2007 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2006

                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AMERICAN FRANCHISE FUND

The Statement of Additional Information is hereby amended as follows:

     (1) The second paragraph in the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS" is deleted in its entirety.

     (2) The second line item in the section entitled "FUND
MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS" is hereby deleted in its entirety.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 AMFRSPTSAI 5/07